Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Schwab Select Large Cap Growth Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		47.79%	15.14%	12.39%
Schwab Select Large Cap Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions
Average Annual Return, Percent		42.01%	12.23%	9.69%
Schwab Select Large Cap Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After taxes on distributions and sale of shares
Average Annual Return, Percent		31.79%	11.89%	9.53%
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index
Average Annual Return, Percent		26.29%	15.69%	12.03%
Russell 1000 Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Growth Index
Average Annual Return, Percent		42.68%	19.50%	14.86%